UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:       President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     May 2, 2000

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total: 	77

Form 13F Information Table Value Total: 	393,585

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T                           COM              001957109     8497   150884 SH       SOLE                                     150884
Abbott Laboratories            COM              002824100     2192    62300 SH       SOLE                                      62300
American Express Co Com        COM              025816109     7468    50144 SH       SOLE                                      50144
Amgen Inc                      COM              031162100    21373   348234 SH       SOLE                                     348234
Atlantic Richfield Co Com      COM              048825103      924    10875 SH       SOLE                                      10875
BP Amoco P L C Sponsored Adr   COM              055622104     3309    62132 SH       SOLE                                      62132
Bell Atlantic Corp             COM              077853109      813    13307 SH       SOLE                                      13307
Bell South Corp NFSC           COM              079860102      262     5600 SH       SOLE                                       5600
Berkshire Hathaway Inc Del Cl  COM              084670108      286        5 SH       SOLE                                          5
Berkshire Hathaway Inc Del Cl  COM              084670207     5411     2973 SH       SOLE                                       2973
Capital Crossing Bk Com        COM              140071101      103    10240 SH       SOLE                                      10240
Chase Manhattan                COM              16161A108     3266    37460 SH       SOLE                                      37460
Chelsea GCA Realty Inc Com     COM              163262108     2489    85840 SH       SOLE                                      85840
Chevron Corporation Com        COM              166751107     7916    85633 SH       SOLE                                      85633
Cisco Sys Inc                  COM              17275R102    39641   512729 SH       SOLE                                     512729
Citigroup Inc.                 COM              172967101      328     5470 SH       SOLE                                       5470
Coca-Cola                      COM              191216100     1978    42145 SH       SOLE                                      42145
Colgate Palmolive              COM              194162103      262     4648 SH       SOLE                                       4648
Countrywide Cr Ind Del Com     COM              222372104      474    17395 SH       SOLE                                      17395
Dell Computer                  COM              247025109    15445   286348 SH       SOLE                                     286348
Developers Divers Rlty Com     COM              251591103     1806   130135 SH       SOLE                                     130135
Du Pont E I De Nemours Com     COM              263534109     2439    46074 SH       SOLE                                      46074
Duke Energy Corp               COM              264399106      996    18980 SH       SOLE                                      18980
Duke Realty, Inc.              COM              264411505      416    21775 SH       SOLE                                      21775
E M C Corp Mass Com            COM              268648102     1035     8218 SH       SOLE                                       8218
Eli Lilly & Co.                COM              532457108      228     3640 SH       SOLE                                       3640
Equity Resident Pptys Sh Ben I COM              29476L107      498    12401 SH       SOLE                                      12401
Ericsson L M Tel Co Adr Cl B S COM              294821400    27105   288925 SH       SOLE                                     288925
Exxon Mobil Corp Com           COM              30231G102    11398   146247 SH       SOLE                                     146247
Fannie Mae                     COM              313586109     4927    87106 SH       SOLE                                      87106
Federal Realty                 COM              313747206      473    24500 SH       SOLE                                      24500
Freddie Mac                    COM              313400301     5280   119485 SH       SOLE                                     119485
GTE Corp                       COM              362320103     2245    31614 SH       SOLE                                      31614
General Electric Co            COM              369604103     8050    51728 SH       SOLE                                      51728
Gillette                       COM              375766102     2334    61918 SH       SOLE                                      61918
Gulf West Banks Inc Com        COM              402582100      166    23534 SH       SOLE                                      23534
Healthcare Rlty Tr Com         COM              421946104     1566    93500 SH       SOLE                                      93500
Home Depot                     COM              437076102    10830   167911 SH       SOLE                                     167911
Inchorus.com Com               COM              45325P107       32    12000 SH       SOLE                                      12000
Intel                          COM              458140100    40348   305812 SH       SOLE                                     305812
International Business Machine COM              459200101      442     3746 SH       SOLE                                       3746
Johnson & Johnson              COM              478160104     1086    15453 SH       SOLE                                      15453
Lucent Technologies Com        COM              549463107     6034    98515 SH       SOLE                                      98515
MCI Worldcom Inc Com           COM              98155K102     8570   189122 SH       SOLE                                     189122
Meditrust Sh Ben Int           COM              58501T306      117    64631 SH       SOLE                                      64631
Merck & Co, Inc.               COM              589331107     8251   132816 SH       SOLE                                     132816
Microsoft                      COM              594918104    15844   149124 SH       SOLE                                     149124
Morgan J P & Co Inc Com        COM              616880100     3014    22880 SH       SOLE                                      22880
Nasdaq 100 Tr Unit Ser 1       COM              631100104      789     7204 SH       SOLE                                       7204
Nike Inc Cl B                  COM              654106103     1212    30585 SH       SOLE                                      30585
Nokia Corp Sponsored Adr       COM              654902204    18748    84449 SH       SOLE                                      84449
Northern Telecom Ltd Com       COM              656569100     5278    41845 SH       SOLE                                      41845
Nouveau Intl Inc Com           COM              66976T107        1    19006 SH       SOLE                                      19006
Oracle Corp Com                COM              68389X105    23387   299595 SH       SOLE                                     299595
Payless Cashways Inc Com Par $ COM              704378405       60    24058 SH       SOLE                                      24058
Pfizer                         COM              717081103     8658   236810 SH       SOLE                                     236810
Proctor & Gamble               COM              742718109      347     6143 SH       SOLE                                       6143
Royal Dutch Pete. (Shell)      COM              780257804      584    10100 SH       SOLE                                      10100
SBC Communications Inc         COM              78387G103     2479    58838 SH       SOLE                                      58838
SLM Holding Corporation        COM              78442A109     7583   227618 SH       SOLE                                     227618
Schering Plough                COM              806605101     5959   160509 SH       SOLE                                     160509
Sun Microsystems Inc           COM              866810104      541     5778 SH       SOLE                                       5778
SunTrust Banks                 COM              867914103      417     7215 SH       SOLE                                       7215
Teco Energy Inc.               COM              872375100     1127    57990 SH       SOLE                                      57990
Telecom Arg Stet-Fra Spns Adr  COM              879273209      610    17550 SH       SOLE                                      17550
Texaco                         COM              881694103     5891   109607 SH       SOLE                                     109607
United Dominion Rlty Tr Com    COM              910197102      474    47100 SH       SOLE                                      47100
Utilicorp United Inc.          COM              918005109      618    34210 SH       SOLE                                      34210
Wal-mart Stores Inc            COM              931142103      514     9089 SH       SOLE                                       9089
Walt Disney Co                 COM              254687106     8641   209480 SH       SOLE                                     209480
Warner Lambert                 COM              934488107     5229    53527 SH       SOLE                                      53527
Weingarten Realty              COM              948741103      215     5850 SH       SOLE                                       5850
Wisconsin Energy Corporation   COM              976657106      404    20250 SH       SOLE                                      20250
Wrigley                        COM              982526105     3513    45735 SH       SOLE                                      45735
Cendant Corp Income Prides     PFD CV           151313301     1729    60255 SH       SOLE                                      60255
Kmart Fing I Pfd Trcv 7.75%    PFD CV           498778208      352     8165 SH       SOLE                                       8165
WHX Corp Pfd Cv Ser A          PFD CV           929248201      258     9550 SH       SOLE                                       9550